SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

27. SUBSEQUENT EVENTS

        On February 26, 2013, the General office of the State Council issued the Notice on Keeping on Enhancing the Regulation and Control of Real Estate Market, or the February Notice. According to the February Notice, the households who have purchased one house or who are non-residents and unable to provide proof of tax or social security payment for required years are prohibited from purchasing any house in relevant administrative region. Homeowners who sell their houses will be levied an income tax as high as 20% of the profit they make in the relevant transaction. As of April 19, 2013, some major cities in China, including Beijing, Shanghai, Chengdu and other major cities in China have respectively promulgated local measures to restrict housing purchases. As a real estate services provider, we are significantly affected by these government policies and regulatory measures as we primarily generate revenues based on the successful property transactions to which we provide real estate sales agency and consultancy services.